Unaudited Interim Condensed Consolidated Statement of Financial Position - EUR (€) € in Thousands	Mar. 31, 2024	Dec. 31, 2023
ASSETS
Non-current assets	€ 196,588	€ 197,238
Intangible assets	24,853	25,567
Right of use assets	19,267	20,392
Property, plant and equipment	136,696	136,198
Deferred tax assets	7,006	6,592
Other non-current assets	8,766	8,490
Current assets	306,241	262,824
Inventories	48,585	44,466
Trade receivables	27,285	41,645
Other current assets	53,732	50,633
Cash and cash equivalents	176,640	126,080
TOTAL ASSETS	502,829	460,062
EQUITY
Share capital	20,892	20,837
Share premium	593,948	594,003
Other reserves	67,162	65,088
Retained earnings/(Accumulated deficit)	(551,682)	(450,253)
Profit/(Loss) for the period	58,909	(101,429)
TOTAL EQUITY	189,230	128,247
LIABILITIES
Non-current liabilities	197,515	172,952
Borrowings	159,035	132,768
Lease liabilities	27,547	29,090
Refund liabilities	6,350	6,303
Provisions	810	1,074
Deferred tax liabilities	3,704	3,638
Other liabilities	70	79
Current liabilities	116,085	158,863
Borrowings	22,413	44,079
Trade payables and accruals	33,506	44,303
Income tax liability	746	632
Tax and Employee-related liabilities	17,271	16,209
Lease liabilities	2,676	2,879
Contract liabilities	5,291	5,697
Refund liabilities	24,258	33,637
Provisions	9,553	10,835
Other liabilities	371	592
TOTAL LIABILITIES	313,600	331,815
TOTAL EQUITY AND LIABILITIES	€ 502,829	€ 460,062